The
Municipal
Fund
Accumulation
Program,
Inc.

Annual Report
December 31, 1997

To Our Shareholders:
================================================================================

For the year ended December 31, 1997, The Municipal Fund Accumulation Program, Inc.'s net annualized yield was 4.98%. The Program's total investment return for the 12-month period ended December 31, 1997 was +8.29%, based on a change in per share net asset value from $18.85 to $19.22, and assuming reinvestment of $0.958 per share income dividends and $0.185 per share capital gains distributions.

For the six months ended December 31, 1997, The Municipal Fund Accumulation Program, Inc.'s net annualized yield was 4.89%. The Program's total investment return for the six-month period ended December 31, 1997 was +5.49%, based on a change in per share net asset value from $18.86 to $19.22, and assuming reinvestment of $0.477 per share income dividends and $0.185 per share capital gains distributions.

The Municipal Market Environment

During the six months ended December 31, 1997, long-term fixed-income bond yields declined to their lowest levels in nearly four years. A continued positive domestic inflationary environment provided much of the support for the bond market's improvement through early October 1997. However, during the last two months of 1997, the turmoil in the world's financial markets, particularly in the Asian equity market, has produced major declines in bond yields. Since October 31, 1997, the US Treasury bond market has been the beneficiary of a significant flight to quality mainly by foreign investors whose own domestic markets have remained very volatile. Prior to the initial decline in the Asian equity markets, yields on US Treasury bond had declines similar to those experienced in the long-term tax-exempt market. During this time, yields in both markets fell by 25 basis points-35 basis points (0.25%-0.35%). For the six months ended December 31, 1997, long-term US Treasury bond yields declined over 85 basis points to end the year at 5.91%. Tax-exempt revenue bond yields, however, have exhibited lesser declines. As measured by the Bond Buyer Revenue Bond Index, long-term municipal bond yields declined almost 40 basis points to 5.40% for the same period, their lowest level since October 1993.

The increase in new municipal bond issuance over the past six months has prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. During the last six months, over $120 billion in new long-term municipal bonds were underwritten, an increase of over 30% compared to the same period in 1996. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. During December, over $21 billion in new long-term municipal securities were underwritten. This represented an increase of 9% over the December 1996 level and was the largest December issuance since 1993.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline is likely to be generated in part by reduced US export growth. Additionally, some decline in consumer spending can also be expected in response to reduced consumer confidence. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable, however, that municipal bond yields will remain under some relative pressure as a result of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refunding. Preliminary estimates of 1998 total municipal bond issuance are presently in the $195 billion-$220 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least, exert only minimal technical pressures during 1998. Additionally, municipal bond investors are expected to receive approximately $23 billion in January coupon payments, bond maturities and proceeds from early redemptions. Such assets should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of December) any further pressure on the municipal market may well represent an attractive investment opportunity.

Fiscal Year in Review

For the 12 months ended December 31, 1997, the Program was managed with the intent of sustaining an appealing level of tax-exempt income while simultaneously pursuing an above-average total return. We began the 12-month period optimistic that interest rates would decline as a result of the attractive 6.90% yield on US Treasury bonds and correspondingly high yields on municipal bonds. This optimism on interest rates proved well founded as these securities provided a steady level of income as interest rates declined about 60 basis points from July 1997 to December 1997. While the overall trend in interest rates was down for the year, market volatility created a trading range in which the Program was managed. Interest rates fluctuated rapidly for the year as opinions changed on inflation and whether the Federal Reserve Board was going to raise interest rates.

Overall the Program was positioned to benefit from a decline in interest rates because of our belief that inflation was not a threat. This strategy worked well for the 12-month period ended December 31, 1997 as interest rates fell about 100 basis points. The interest rate decline was the result of various circumstances, such as low inflation and the volatility created by the Asian stock market and currency crisis. Because of the strategy we employed throughout the fiscal year, the Program had a competitive total return and yield relative to the industry average of similar tax-exempt municipal bond funds.

In Conclusion

We appreciate your ongoing interest in The Municipal Fund Accumulation Program, Inc., and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,

/s/ Arthur Zeikel
-----------------------
Arthur Zeikel
President


/s/ Vincent R. Giordano
-----------------------
Vincent R. Giordano
Senior Vice President


/s/ Roberto Roffo
-----------------------
Roberto Roffo
Vice President and Portfolio Manager

February 3, 1998

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Total Return Based on a $10,000 Investment
================================================================================

The Municipal Fund Accumulation Program, Inc.*+
Lehman Brothers General Municipal Bond Index++

A line graph depicting the growth of an investment in the Fund compared to growth of an investment in the Lehman Brothers General Municipal Bond Index. Beginning and ending values are:

 12/87                12/97
-------              -------
$10,000              $20,888
$10,000              $22,787

* Assuming transaction costs and other operating expenses, including advisory fees.
+ The Municipal Fund Accumulation Program, Inc. invests in long- and intermediate-term state, municipal and public authority bonds (including private activity bonds), the interest on which is exempt from Federal income tax.
++ This unmanaged Index consists of revenue bonds, general obligation bonds and insured bonds. Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Average Annual Total Return
================================================================================

------------------------------------------
Period Covered                    % Return
------------------------------------------
Year Ended  12/31/97               +8.29%
------------------------------------------
Five Years Ended 12/31/97          +6.32
------------------------------------------
Ten Years Ended 12/31/97           +7.65
------------------------------------------

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The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Alabama--       AAA     Aaa      $ 5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds
3.2%                                       (Health Care Facilities), Series B, 6.625% due 6/01/2004 (b)(c) .............    $  5,728
                AAA     Aaa       11,800   Huntsville, Alabama, Health Care Authority, Series A,
                                           5% due 6/01/2023 (c).........................................................      11,436
------------------------------------------------------------------------------------------------------------------------------------
Arkansas--      AAA     NR*        3,080   Arkansas State Development Finance Authority, S/F Mortgage
0.6%                                       Revenue Bonds (Mortgage-Backed Securities Program), Series C,
                                           6.60% due 7/01/2017 (g)......................................................       3,343
------------------------------------------------------------------------------------------------------------------------------------
California--    AAA     Aaa        5,000   Anaheim, California, Public Finance Authority, Lease Revenue Bonds
7.4%                                       (Public Improvements Project), Senior Series A, 5% due 3/01/2037 (i).........       4,841
                AA-     Aa         4,955   California HFA, Home Mortgage Revenue Bonds, AMT, Series F-1,
                                           7% due 8/01/2026.............................................................       5,374
                A       Aaa        8,000   California State Public Works Board, Lease Revenue Bonds
                                           (Department of Corrections--Monterey County--Soledad II),
                                           Series A, 6.875% due 11/01/2004 (b)..........................................       9,388
                AA-     A1         5,260   Los Angeles County, California, Transportation Commission Sales
                                           Tax, Revenue Refunding Bonds, Series B, 6.50% due 7/01/2013..................       5,653
                AAA     Aaa        1,250   M-S-R Public Power Agency, California, Revenue Refunding Bonds
                                           (San Juan Project), 6.75% due 7/01/2020 (a)(c)...............................       1,511
                AA      Aa2        8,000   Metropolitan Water District, Southern California Waterworks Revenue
                                           Bonds, Series A, 5% due 7/01/2037............................................       7,772
                AAA     Aaa        5,025   Stockton, California, COP, Revenue Bonds (Wastewater Treatment
                                           Plant Expansion), Series A, 6.80% due 9/01/2024 (d)..........................       5,702
------------------------------------------------------------------------------------------------------------------------------------
Colorado--      AA+     NR*        2,465   Colorado HFA, S/F Program, AMT, Series D-3, 7.20% due 8/01/2023..............       2,604
4.0%            AAA     Aaa        4,920   Douglas County, Colorado, School District No. RE1 (Douglas and Elbert
                                           Counties Improvement), Series A, 6.50% due 12/15/2004 (b)(c).................       5,612
                AAA     Aaa        2,500   Garfield, Pitkin and Eagle Counties, Colorado, School District No. RE1
                                           (Roaring Fork), UT, 6.60% due 6/15/2004 (b)(c)...............................       2,846
                A1+     VMIG1+    10,805   Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects),
                                           VRDN, 4.25% due 5/01/2013 (e)(h).............................................      10,805
------------------------------------------------------------------------------------------------------------------------------------
Connecticut--   AAA     Aaa        2,000   Connecticut State Development Authority, Water Facility, Revenue
1.8%                                       Refunding Bonds (Connecticut Water Company Project),
                                           6.65% due 12/15/2020 (e).....................................................       2,250
                AA      Aa2        3,825   Connecticut State, HFA, Housing Mortgage Revenue Bonds (Finance
                                           Program), Sub-Series B-1, 6.125% due 5/15/2018...............................       4,070
                AAA     Aaa        3,000   Connecticut State Health and Educational Facilities Authority Revenue
                                           Bonds (Norwalk Hospital), Series D, 6.25% due 7/01/2022 (c)..................       3,251
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations
================================================================================

To simplify the listings of The Municipal Fund Accumulation Program, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificate of Participation
DATES   Daily Adjustable Tax-Exempt Securities
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes

------------------------------------------------------------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Delaware--      AAA     Aaa      $ 2,000   Delaware River and Bay Authority, Delaware, Revenue Refunding Bonds,
0.3%                                       4.75% due 1/01/2024 (c)......................................................    $  1,897
------------------------------------------------------------------------------------------------------------------------------------
District of     A+      A3         6,000   District of Columbia Revenue Bonds (Howard University), Series A,
Columbia--                                 7.25% due 10/01/2020.........................................................       6,534
1.2%
------------------------------------------------------------------------------------------------------------------------------------
Florida--       A1+     VMIG1+     4,000   Dade County, Florida, Water and Sewer System Revenue Bonds,
6.8%                                       VRDN, 3.80% due 10/05/2022 (d)(h)............................................       4,000
                AAA     Aaa        2,000   Florida State Board of Education, Capital Outlay (Public Education),
                                           Series B, 6.70% due 6/01/2001 (b)............................................       2,186
                AAA     Aaa       25,695   Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                           Series A, 4.75% due 7/01/2021 (d)............................................      24,472
                                           Miami--Dade County, Florida, Special Obligation, Refunding Bonds,
                                           Series A (c)(j):
                AAA     Aaa        7,000     5.57% due 10/01/2021.......................................................       1,957
                AAA     Aaa        8,775     5.579% due 10/01/2022......................................................       2,320
                A-1     VMIG1+     2,000   Pinellas County, Florida, Health Facilities Authority, Revenue
                                           Refunding Bonds (Pooled Hospital Loan Program), DATES,
                                           3.90% due 12/01/2015 (h).....................................................       2,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia--       A+      VMIG1+     1,100   Burke County, Georgia, Development Authority, PCR, Refunding
3.9%                                       (Georgia Power Company--Vogtle), VRDN, Fifth Series,
                                           4.35% due 9/01/2025 (h)......................................................       1,100
                A-1     VMIG1+     2,000   Floyd County, Georgia, Development Authority, PCR (Georgia
                                           Power Company Plant--Hammond Project), VRDN,
                                           4.35% due 9/01/2026 (h)......................................................       2,000
                AAA     Aaa        5,000   Metropolitan Atlanta, Georgia, Rapid Transit Authority, Sales Tax Revenue
                                           Bonds, Second Indenture, Series A, 6.90% due 7/01/2004 (b)(c)................       5,812
                A+      A3        10,460   Municipal Electric Authority, Georgia, Special Obligation, Fifth Crossover
                                           Series, Project One, 6.50% due 1/01/2017.....................................      12,117
------------------------------------------------------------------------------------------------------------------------------------
Illinois--2.0%  AAA     Aaa        4,800   Cook County, Illinois, UT, Series A, 6.60% due 11/15/2002 (b)(c).............       5,385
                A1+     Aa3        5,000   Illinois Development Finance Authority Revenue Bonds (Presbyterian
                                           Home Lake), Series B, 6.40% due 9/01/2031....................................       5,482
------------------------------------------------------------------------------------------------------------------------------------
Indiana--       NR*     Aaa        4,315   Indiana State Educational Facilities Authority Revenue Bonds
1.5%                                       (University of Notre Dame Project), 6.70% due 3/01/2004 (b)..................       4,943
                AA-     A1         1,000   Indiana State Office Building Commission, Capital Complex Revenue
                                           Refunding Bonds (State Office Building--II Facility), Series D,
                                           6.90% due 7/01/2011..........................................................       1,196
                A+      NR*        1,865   Indianapolis, Indiana, Local Public Improvement Bond Bank,
                                           Refunding, Series D, 6.75% due 2/01/2020.....................................       2,072
------------------------------------------------------------------------------------------------------------------------------------
Kentucky--      AAA     Aaa        6,000   Jefferson County, Kentucky, Health Facilities Revenue Refunding
1.1%                                       Bonds (Alliant Health System, Inc.), 5.125% due 10/01/2027 (c)...............       5,914
------------------------------------------------------------------------------------------------------------------------------------
Louisiana--     AAA     Aaa        5,000   New Orleans, Louisiana, Public Improvement Bonds, UT, 7%
1.6%                                       due 9/01/2002 (b)(d).........................................................       5,592
                AAA     Aaa        2,900   New Orleans, Louisiana, Refunding, 6.125% due 10/01/2016 (e).................       3,174
------------------------------------------------------------------------------------------------------------------------------------
Maine--0.9%     NR*     Aa2        4,480   Maine State Housing Authority, Mortgage Purchase, Series D,
                                           6.80% due 11/15/2025.........................................................       4,798
------------------------------------------------------------------------------------------------------------------------------------
Massachu-       AAA     Aaa        9,520   Massachusetts State, HFA, M/F Housing Refunding Bonds, Series A,
setts--9.4%                                6.10% due 7/01/2015 (c)......................................................      10,083
                A+      Aa         3,000   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                                           Series 38, 7.20% due 12/01/2026..............................................       3,264

------------------------------------------------------------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                              Massachusetts State Health and Educational Facilities Authority
(concluded)                                Revenue Bonds:
                AAA     A1       $ 5,900     (Brigham and Women's Hospital Issue), Series D,
                                             6.75% due 7/01/2001 (b)....................................................    $  6,502
                AAA     Aaa        2,550     (Northeastern University), Series E, 6.55% due 10/01/2022 (c)..............       2,815
                AAA     Aaa        1,390     (University Hospital), Series C, 7.25% due 7/01/2019 (c)...................       1,507
                A1+     VMIG1+       300   Massachusetts State Industrial Finance Agency, PCR, Refunding
                                           (Holyoke Water Power Company), VRDN, Series A, 3.90% due 5/01/2022 (h).......         300
                                           Massachusetts State Port Authority Revenue Bonds:
                AAA     Aaa        1,000     13% due 7/01/2013 (a)......................................................       1,732
                AA-     Aa3       14,780     Series A, 5% due 7/01/2027.................................................      14,337
                                           Massachusetts State Water Resource Authority, General Revenue
                                           Refunding Bonds (c):
                AAA     Aaa        3,500     Series A, 6% due 8/01/2004 (b).............................................       3,882
                AAA     Aaa        7,055     Series B, 5% due 3/01/2022.................................................       6,862
------------------------------------------------------------------------------------------------------------------------------------
Michigan--                                 Michigan State Strategic Fund, Limited Obligation Revenue
1.1%                                       Refunding Bonds (Detroit Edison Company):
                AAA     Aaa        1,000     (Plantation Project), 6.875% due 12/01/2021 (d)............................       1,098
                AAA     Aaa        2,000     Series BB, 7% due 5/01/2021 (e)............................................       2,536
                AAA     Aaa        1,000     Series CC, 6.95% due 9/01/2021 (d).........................................       1,096
                AA      Aaa        1,250   Royal Oak, Michigan, Hospital Finance Authority, Hospital
                                           Revenue Bonds (William Beaumont Hospital), Series D,
                                           6.75% due 1/01/2001 (b)......................................................       1,366
------------------------------------------------------------------------------------------------------------------------------------
Minnesota--     AA+     Aa2        4,005   Minnesota State, HFA, S/F Mortgage, AMT, Series M,
0.8%                                       6.70% due 7/01/2026..........................................................       4,275
------------------------------------------------------------------------------------------------------------------------------------
Missouri--      AAA     Aaa        4,805   Sikeston, Missouri, Electric Revenue Refunding Bonds,
0.9%                                       5% due 6/01/2022 (c).........................................................       4,725
------------------------------------------------------------------------------------------------------------------------------------
Montana--       AA+     Aa2        4,565   Montana State Housing Board, S/F Program, AMT, Series B-2,
0.9%                                       6.90% due 6/01/2025..........................................................       4,917
------------------------------------------------------------------------------------------------------------------------------------
Nevada--        AAA     Aaa        2,000   Clark County, Nevada, PCR, Refunding (Nevada Power Company
0.8%                                       Project), Series B, 6.60% due 6/01/2019 (d)..................................       2,188
                AAA     Aaa        2,230   Nevada Housing Division, S/F Program, AMT, Series E,
                                           7.05% due 4/01/2027..........................................................       2,406
------------------------------------------------------------------------------------------------------------------------------------
New             AAA     Aaa        2,000   New Hampshire Higher Educational and Health Facilities Authority,
Hampshire--                                Revenue Refunding Bonds (University System of New Hampshire),
0.4%                                       6.25% due 7/01/2020 (c)......................................................       2,171
------------------------------------------------------------------------------------------------------------------------------------
New Jersey--                               Casino Reinvestment Development Authority, New Jersey,
5.9%                                       Parking Fee Revenue Bonds, Series A (i):
                AAA     Aaa        2,500     5.20% due 10/01/2008.......................................................       2,628
                AAA     Aaa        3,000     5.25% due 10/01/2014.......................................................       3,058
                                           Jersey City, New Jersey, GO (School District), UT (b):
                AA      Aa3        2,900     6.65% due 2/15/2002........................................................       3,219
                AA      Aa3        3,030     6.65% due 2/15/2002........................................................       3,363
                AAA     Aaa        5,000   New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care
                                           Corporation), 6.50% due 7/01/2024 (i)........................................       5,588
                AAA     Aaa        1,000   New Jersey Health Care Facilities Financing Authority,
                                           Revenue Refunding Bonds (Hackensack Medical Center),
                                           6.625% due 7/01/2017 (d) ....................................................       1,088
                AAA     Aaa        1,500   New Jersey Sports and Exposition Authority, Luxury Tax Revenue
                                           Refunding Bonds (Convention Center), Series A, 6.25%
                                           due 7/01/2020 (c)............................................................       1,638

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The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
New Jersey      A+      Aa       $ 5,000   New Jersey Sports and Exposition Authority (State Contract), Series A,
(concluded)                                  6.50% due 3/01/2019........................................................    $  5,473
                AAA     Aaa        3,000   New Jersey State Housing and Mortgage Finance Agency Revenue
                                           Bonds (Home Buyer), Series L, 6.65% due 10/01/2014 (c).......................       3,257
                AA      A1         2,500   Rutgers State University, New Jersey, Refunding (State University
                                           of New Jersey), Series A, 6.50% due 5/01/2018................................       2,730
------------------------------------------------------------------------------------------------------------------------------------
New Mexico--    A1+     P1         3,100   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN,
0.6%                                       4.25% due 12/01/2015 (h).....................................................       3,100
------------------------------------------------------------------------------------------------------------------------------------
New York--      AAA     Aaa        9,250   Metropolitan Transportation Authority, New York,  Commuter Facilities
19.7%                                      Revenue Bonds, Series E, 5% due 7/01/2021 (e)................................       9,087
                AAA     Aaa        2,000   Metropolitan Transportation Authority, New York, Transportation Facilities
                                           Revenue Refunding Bonds, Series B-2, 5% due 7/01/2020 (c)....................       1,966
                                           New York City, New York, GO, UT:
                BBB+    Aaa        3,000     Series A, 8% due 8/15/2001 (b).............................................       3,434
                BBB+    Aaa        2,820     Series C, Sub-Series C-1, 7.50% due 8/01/2002 (b)..........................       3,245
                BBB+    Baa1         180     Series C, Sub-Series C-1, 7.50% due 8/01/2020..............................         204
                BBB+    Aaa        1,820     Series D, 7.50% due 2/01/2002 (b)..........................................       2,073
                BBB+    Aaa        2,240     Series D, 7.50% due 2/01/2002 (b)..........................................       2,552
                BBB+    Baa1         180     Series D, 7.50% due 2/01/2016..............................................         202
                BBB+    Baa1         260     Series D, 7.50% due 2/01/2019..............................................         292
                                           New York City, New York, Municipal
                                           Water Finance Authority, Water and
                                           Sewer System Revenue Bonds:
                A-      A2         8,000     Series A, 5.50% due 6/15/2023..............................................       8,087
                A-      A2         3,000     Series B, 5.75% due 6/15/2029..............................................       3,149
                                           New York State Dormitory Authority Revenue Bonds:
                AA      Aa2        1,000     (Cornell University), Series A, 7.375% due 7/01/2030.......................       1,093
                AAA     Aaa        3,123     (Mental Health Services Facilities Improvement), Series D,
                                             5.125% due 8/15/2027 (i)...................................................       3,078
                A-      A3        15,000     Refunding (State University Educational Facilities),
                                             5% due 5/15/2017...........................................................      14,698
                A-      A3         3,250     Refunding (State University Educational Facilities), Series B,
                                             7% due 5/15/2016...........................................................       3,504
                AAA     Aa2        1,000     (Saint Vincent Hospital and Medical Center), 7.40% due 8/01/2030 (f).......       1,112
                                           New York State Environmental Facilities Corporation, PCR, State
                                           Water Revolving Fund (New York City Municipal Water), Series A:
                A       Aa2        1,425     7% due 6/15/2001 (b).......................................................       1,582
                A       Aa2        2,720     Refunding, 5.875% due 6/15/2014............................................       2,917
                A       A2         1,520   New York State, GO, UT, 6.25% due 6/15/2024..................................       1,650
                                           New York State Local Government Assistance Corporation:
                AAA     Aaa       13,965     Refunding, Series B, 4.875% due 4/01/2020 (c)..............................      13,513
                AAA     Aaa        2,000     Refunding, Series C, 5% due 4/01/2021 (c)..................................       1,951
                A+      A3         5,000     Series A, 6.50% due 4/01/2001 (b)..........................................       5,454
                AAA     Aaa        3,500   New York State Medical Care Facilities Finance Agency Revenue Bonds
                                           (New York Hospital Mortgage), Series A, 6.80% due 8/15/2024 (e)(f)...........       3,979
                AAA     Aaa        1,940   Syracuse, New York, Housing Mortgage Authority Revenue Bonds
                                           (Loretto Rest), Series A, 5.70% due 8/01/2027 (e)(f).........................       2,046
                A+      Aa3        9,575   Triborough Bridge and Tunnel Authority, New York, General Purpose
                                           Revenue Bonds, Series X, 6.50% due 1/01/2019.................................      10,459
                A-      A1         5,325   Triborough Bridge and Tunnel Authority, New York, Special Obligation
                                           Refunding Bonds, Series B, 6.875% due 1/01/2015..............................       5,799
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
New York &                                 Port Authority of New York and New Jersey, Consolidated Bonds,
New Jersey--                               111th Series:
3.9%            AA-     A1       $ 2,500     5% due 10/01/2022..........................................................    $  2,468
                AA-     A1         4,545     5% due 10/01/2027..........................................................       4,496
                AA-     A1        14,315     5% due 10/01/2032..........................................................      14,082
------------------------------------------------------------------------------------------------------------------------------------
North           BBB     Aaa        1,330   North Carolina Eastern Municipal Power Agency, Power System
Carolina--                                 Revenue Refunding Bonds, Series A, 6.50% due 1/01/2018 (a)...................       1,598
0.5%            AA      Aa3        1,000   University of North Carolina, Hospital Revenue Bonds (Chapel Hill
                                           University, Board of Governors), 6% due 2/15/2024............................       1,062
------------------------------------------------------------------------------------------------------------------------------------
Ohio--0.6%      AA-     Aa3        2,000   Ohio State Water Development Authority, Revenue Refunding Bonds
                                           (Water Development--Dayton Power), Series A, 6.40% due 8/15/2027..............      2,160
                A1+     Aaa        1,000   Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central
                                           Inc. Capital Asset), VRDN, Series E, 4.15% due 12/01/2025 (e)(h).............       1,000
------------------------------------------------------------------------------------------------------------------------------------
Oregon--        AAA     Aaa       14,850   Oregon Health Sciences, University Revenue Bonds, Series A,
0.8%                                       5.83% due 7/01/2021 (c)(j)...................................................       4,394
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--                             Altoona, Pennsylvania, City Authority, Water Revenue Bonds, Series A (d):
0.7%            AAA     Aaa        2,460     6.50% due 11/01/2004 (b)...................................................       2,817
                AAA     Aaa           40     6.50% due 11/01/2019.......................................................          45
                AA      Aa3        1,000   Upper Saint Clair Township, Pennsylvania, School District, Refunding
                                           Bonds, UT, 5.20% due 7/15/2027...............................................       1,007
------------------------------------------------------------------------------------------------------------------------------------
Rhode           AAA     Aaa        2,500   Rhode Island Port Authority and Economic Development Corporation,
Island--0.5%                               Revenue Refunding Bonds (Shepard Building Project), Series B,
                                           6.75% due 6/01/2004 (b)(e)...................................................       2,881
------------------------------------------------------------------------------------------------------------------------------------
South                                      Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Carolina--                                 Refunding Bonds (d):
1.7%            AAA     Aaa        3,000     6.75% due 1/01/2019........................................................       3,693
                AAA     Aaa        1,890     Series A, 6.50% due 1/01/2014..............................................       2,230
                AAA     Aaa          320     Series A, 6.50% due 1/01/2014 (a)..........................................         380
                AAA     Aaa        3,000   South Carolina State Public Service Authority, Revenue Refunding
                                           Bonds (Santee Cooper), Series A, 5% due 1/01/2029 (c)........................       2,931
------------------------------------------------------------------------------------------------------------------------------------
Tennessee--     AA      Aa2        1,000   Metropolitan Government, Nashville and Davidson County,
0.2%                                       Tennessee, UT, 6.125% due 5/15/2002 (b)......................................       1,093
------------------------------------------------------------------------------------------------------------------------------------
Texas--8.2%     AAA     Aaa        2,000   Austin, Texas, Utility Systems, Combined Revenue Refunding Bonds,
                                           Prior Lien, 6.50% due 5/15/2001 (b)(e).......................................       2,186
                AAA     Aaa        2,500   Bexar County, Texas, Health Facilities Development Corporation
                                           Revenue Bonds (Baptist Health System Project), Series B, 5.25%
                                           due 11/15/2031 (c)...........................................................       2,488
                AAA     Aaa        2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston
                                           Light and Power Company), Series B, 6.375% due 4/01/2012 (c).................       2,193
                NR*     Aaa        4,490   Edcouch Elsa, Texas, Independent School District, UT, 4.75%
                                           due 8/15/2022................................................................       4,235
                                           Harris County, Texas, Health Facilities Development Corporation,
                                           Hospital Revenue Bonds:
                AAA     Aaa        2,870     (Hermann Hospital Project), 6.375% due 10/01/2024 (c)......................       3,166
                A1+     NR*        1,400     (Methodist Hospital), VRDN, 4.25% due 12/01/2025 (h).......................       1,400

------------------------------------------------------------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of December 31, 1997                                                                       (in Thousands)
====================================================================================================================================
                 S&P   Moody's     Face                                                                                     Value
State          Rating  Rating     Amount                                 Issue                                             (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Texas           AAA     Aaa      $ 4,700   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Electric
(concluded)                                Company Project), 6.55% due 10/01/2022 (d)...................................    $  5,156
                AAA     Aaa        5,300   San Antonio, Texas, Water Revenue Refunding Bonds, 6.50%
                                           due 5/15/2010 (c)............................................................       5,819
                AAA     Aaa       15,195   Tarrant County, Texas, Health Facilities Development Corporation,
                                           Health System Revenue Refunding Bonds (Texas Health Resources
                                           System), Series A, 5% due 2/15/2026 (c) .....................................      14,748
                AA      Aa2        1,000   Texas State Refunding (Veterans' Land), UT, 6.50% due 12/01/2021.............       1,093
                AA      Aa2        2,155   Texas State Veterans' Housing Assistance Fund II, AMT, UT, Series A,
                                           7% due 12/01/2025............................................................       2,336
------------------------------------------------------------------------------------------------------------------------------------
Virginia--      AA      Aa         4,500   Henrico County, Virgina, IDA, Public Facility Lease Revenue Bonds
2.9%                                       (Henrico County Regional Jail Project), 7% due 8/01/2013.....................       5,229
                                           Virginia State, HDA, Commonwealth Mortgage:
                AA+     Aa1        1,620     Series C, Sub-Series C-3, 6% due 1/01/2017.................................       1,712
                AA+     Aa1        2,500     Series D, Sub-Series D-1, 6.10% due 1/01/2019..............................       2,648
                AA+     Aa1        5,775   Virginia State, HDA, M/F Housing, Series B, 5.95% due 5/01/2016..............       6,077
------------------------------------------------------------------------------------------------------------------------------------
Washington--    AA+     Aa1        4,000   Seattle, Washington, Refunding, 6.50% due 3/01/2017..........................       4,277
1.4%            AAA     Aaa        3,000   Tacoma, Washington, Refuse Utility Revenue Bonds,
                                           7% due 12/01/2004 (b)(e).....................................................       3,528
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin--                                Wisconsin Housing and EDA, Home Ownership Revenue Bonds, Series 1:
2.2%            AA      Aa         1,000     6.75% due 9/01/2015........................................................       1,060
                AA      Aa         4,990     6.75% due 9/01/2017........................................................       5,289
                AAA     Aaa        5,000   Wisconsin State Health and Educational Facilities Authority
                                           Revenue Bonds (Children's Hospital of Wisconsin Inc. Project),
                                           6.50% due 8/15/2021 (d)......................................................       5,455
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost--$507,104)--100.4%.....................................   545,899

                                           Liabilities in Excess of Other Assets--(0.4%) .................................   (2,304)
                                                                                                                            --------
                                           Net Assets--100.0%............................................................   $543,595
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   Escrowed to maturity.
(b)   Prerefunded.
(c)   MBIA Insured.
(d)   FGIC Insured.
(e)   AMBAC Insured.
(f)   FHA Insured.
(g)   GNMA/FNMA Collateralized.
(h) The interest rate is subject to change periodically based upon the prevailing market rates. The interest rate shown is the rate in effect at December 31, 1997.
(i)   FSA Insured.
(j) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Program.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Statement of Assets and Liabilities                      As of December 31, 1997
================================================================================

Assets:
Investments, at value (identified cost--$507,104,171)
(Note 1a) ............................................              $545,899,081
Receivables:
 Interest ............................................ $ 8,422,587
 Capital shares sold .................................   3,306,815
 Securities sold .....................................   2,537,881    14,267,283
                                                        -----------
Prepaid registration fees and other assets (Note 1d) .                    20,977
                                                                    ------------
Total assets .........................................               560,187,341
                                                                    ------------
Liabilities:
Payables:
 Securities purchased ................................  13,464,762
 Custodian bank (Note 1f).............................   2,289,825
 Capital shares redeemed..............................     237,553
 Investment adviser (Note 2) .........................     234,745    16,226,885
                                                        -----------
Accrued expenses and other liabilities ...............                   365,234
                                                                    ------------
Total liabilities ....................................                16,592,119
                                                                    ------------
Net Assets ...........................................              $543,595,222
                                                                    ============
Net Assets Consist of:
Common Stock, $0.01 par value, 100,000,000
shares authorized ....................................              $    282,892
Paid-in capital in excess of par  ....................               499,295,252
Undistributed investment income--net .................                 1,241,996
Undistributed realized capital gains on
investments--net .....................................                 3,980,172
Unrealized appreciation on investments--net ..........                38,794,910
                                                                    ------------
Net Assets:
Equivalent to $19.22 per share based on 28,289,187
shares outstanding ...................................              $543,595,222
                                                                    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Statement of Operations                     For the Year Ended December 31, 1997
================================================================================

Investment Income (Note 1c):
Interest and premium and discount earned ..............             $ 30,915,910

Expenses:
Investment advisory fees (Note 2) ..................... $ 2,678,488
Transfer agent fees ...................................     861,533
Printing and shareholder reports ......................      83,234
Accounting services (Note 2) ..........................      70,048
Custodian fees ........................................      49,273
Registration fees (Note 1d) ...........................      45,473
Professional fees .....................................      40,330
Pricing services ......................................      21,872
Directors' fees and expenses ..........................      13,197
Other .................................................      10,743
                                                        -----------
Total expenses ........................................                3,874,191
                                                                    ------------
Investment income--net ................................               27,041,719
Realized & Unrealized Gain on Investments
(Notes 1c & 3):
Realized gain on investments--net .....................               14,714,958
Change in unrealized appreciation on investments--net .                  470,433
                                                                    ------------
Net Increase in Net Assets Resulting from Operations ..             $ 42,227,110
                                                                    ============
See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
                                                                               For the Year Ended
The Municipal Fund Accumulation Program, Inc.                                     December 31,
                                                                         ------------------------------
Statements of Changes in Net Assets                                           1997           1996
=======================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Investment income--net ................................................  $  27,041,719   $  29,149,276
Realized gain (loss) on investments--net ..............................     14,714,958        (696,677)
Change in unrealized appreciation on investments--net .................        470,433     (10,598,099)
                                                                         -------------   -------------
Net increase in net assets resulting from operations ..................     42,227,110      17,854,500
                                                                         -------------   -------------
Dividends & Distributions to Shareholders (Note 1e):
Investment income--net ................................................    (27,042,103)    (29,051,296)
Realized gain on investments--net .....................................     (5,189,519)             --
                                                                         -------------   -------------
Net decrease in net assets resulting from dividends and
distributions to shareholders ........................................     (32,231,622)    (29,051,296)
                                                                         -------------   -------------
Capital Share Transactions (Note 4):
Net decrease in net assets resulting from capital share transactions ..    (18,249,666)    (18,632,382)
                                                                         -------------   -------------
Net Assets:
Total decrease in net assets ..........................................     (8,254,178)    (29,829,178)
Beginning of year .....................................................    551,849,400     581,678,578
                                                                         -------------   -------------
End of year  ..........................................................  $ 543,595,222   $ 551,849,400
                                                                         =============   =============
-------------------------------------------------------------------------------------------------------
Undistributed investment income--net .................................   $   1,241,996   $   1,242,380
                                                                         =============   =============
-------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Financial Highlights
====================================================================================================================
The following per share data and ratios have been derived
from information provided in the financial statements.                 For  the Year Ended December 31,
                                                         -----------------------------------------------------------
Increase (Decrease) in Net Asset Value:                    1997         1996        1995        1994         1993
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ....................  $  18.85     $ 19.22     $  17.51    $  19.79     $  18.93
                                                         --------    --------     --------    --------     --------
Investment income--net ................................       .96         .98         1.01        1.03         1.09
Realized and unrealized gain (loss) on investments--net       .56        (.37)        1.71       (2.28)        1.11
                                                         --------    --------     --------    --------     --------
Total from investment operations ......................      1.52         .61         2.72       (1.25)        2.20
                                                         --------    --------     --------    --------     --------
Less dividends and distributions:
  Investment income--net ..............................      (.96)       (.98)       (1.01)      (1.03)       (1.09)
  Realized gain on investments--net ...................      (.19)      --           --          --            (.25)
                                                         --------    --------     --------    --------     --------
Total dividends and distributions .....................     (1.15)       (.98)       (1.01)      (1.03)       (1.34)
                                                         --------    --------     --------    --------     --------
Net asset value, end of year ..........................  $  19.22     $ 18.85     $  19.22    $  17.51     $  19.79
                                                         ========    ========     ========    ========     ========
Total Investment Return:
Based on net asset value per share ....................      8.29%       3.36%       15.88%      (6.44%)      11.93%
                                                         ========    ========     ========    ========     ========
Ratios to Average Net Assets:
Expenses ..............................................       .72%        .83%         .86%        .89%         .86%
                                                         ========    ========     ========    ========     ========
Investment income--net ................................      5.05%       5.18%        5.40%       5.54%        5.52%
                                                         ========    ========     ========    ========     ========
Supplemental Data:
Net assets, end of year (in thousands) ................  $543,595    $551,849     $581,679    $537,197     $639,588
                                                         ========    ========     ========    ========     ========
Portfolio turnover ....................................       131%         72%          56%         61%          23%
                                                         ========    ========     ========    ========     ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies:

The Municipal Fund Accumulation Program, Inc. (the "Program") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of securities--Portfolio securities are valued by the Program's pricing agent, Kenny S&P Evaluation Services ("Kenny"). The method used by Kenny to value the Program's securities is to obtain "quotes" on comparable securities of comparable quality and to value such Program securities similarly. These values are not necessarily bids or actual last sale prices, but are estimates of the price at which the pricing agent believes the Program could sell such portfolio securities. The Board of Directors has examined the methods to be used by the Program's pricing agent in estimating the value of portfolio securities and believes that such methods will reasonably and fairly approximate the price at which portfolio securities may be sold and will result in a good faith determination of the fair value of such securities.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (net of amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share holders--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Custodian bank--The Program recorded an amount payable to the Custodian Bank resulting from a timing difference of capital share transaction settlements.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Program has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Program's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Program. For such services, the Program pays a monthly fee of 0.50%, on an annual basis, of the value of the Program's average daily net assets.

FAM has entered into an Administrative Agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), Prudential Securities, Inc., Dean Witter Reynolds Inc., and

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements (concluded)
================================================================================

Smith Barney, Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties on behalf of FAM. The Administrators receive a monthly fee from FAM equal to 0.20%, on an annual basis, of the Program's average daily net assets.

Accounting services are provided to the Program by FAM at cost.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1997 were $668,266,109 and $691,571,078, respectively.

Net realized and unrealized gains as of December 31, 1997 were as follows:

-------------------------------------------------------------------------------
                                                      Realized      Unrealized
                                                       Gains           Gains
-------------------------------------------------------------------------------
Long-term securities ..............................  $14,714,958    $38,794,910
                                                     -----------    -----------
Total .............................................  $14,714,958    $38,794,910
                                                     ===========    ===========
-------------------------------------------------------------------------------
As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $38,794,910, all of which was related to appreciated securities. The aggregate cost of investments at December 31, 1997 for Federal income tax purposes was $507,104,171.

4. Capital Share Transactions:

Transactions in capital shares were as follows:

-------------------------------------------------------------------------------
For the Year Ended                                                    Dollar
December 31, 1997                                     Shares          Amount
-------------------------------------------------------------------------------
Shares sold......................................    3,747,854     $ 71,019,225
                                                     ---------     ------------
Shares issued to
shareholders in
reinvestment of
dividends and
distributions....................................    1,548,222       29,326,623
                                                     ---------     ------------
Total issued.....................................    5,296,076      100,345,848
Shares redeemed..................................   (6,278,599)    (118,595,514)
                                                     ---------     ------------
Net decrease.....................................     (982,523)    $(18,249,666)
                                                     =========     ============

-------------------------------------------------------------------------------
For the Year Ended                                                    Dollar
December 31, 1996                                     Shares          Amount
-------------------------------------------------------------------------------
Shares sold......................................    5,183,981    $  96,872,802
Shares issued to
shareholders in
reinvestment of
dividends........................................    1,471,903       27,416,058
                                                     ---------     ------------
Total issued.....................................    6,655,884      124,288,860
Shares redeemed..................................   (7,650,329)    (142,921,242)
                                                     ---------     ------------
Net decrease.....................................     (994,445)   $ (18,632,382)
                                                     =========     ============

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Independent Auditors' Report
================================================================================

The Board of Directors and Shareholders,
The Municipal Fund Accumulation
Program, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Municipal Fund Accumulation Program, Inc. as of December 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Municipal Fund Accumulation Program, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 4, 1998

--------------------------------------------------------------------------------
The Municipal Fund Accumulation Program, Inc.
Important Tax Information (unaudited)
================================================================================

All of the net investment income distributions paid monthly by The Municipal Fund Accumulation Program, Inc. during its taxable year ended December 31, 1997 qualify as tax-exempt interest dividends for Federal income tax purposes. Additionally, the Program distributed $.185262 per share of long-term capital gains to shareholders of record as of December 29, 1997. Of this amount, 93% is subject to a 20% tax rate and 7% is subject to a 28% tax rate.

Please retain this information for your records.

================================================================================

Officers and Directors

Arthur Zeikel--President and Director
Ronald W. Forbes--Director
Cynthia A. Montgomery--Director
Charles C. Reilly--Director
Kevin A. Ryan--Director
Richard R. West--Director
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Kenneth A. Jacob--Vice President
Roberto Roffo--Vice President
Gerald M. Richard--Treasurer
Susan B. Baker--Secretary

Custodian and Transfer Agent

The Bank of New York
110 Washington Street
New York, NY 10286

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Program unless accompanied or preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Municipal
Fund Accumulation Program, Inc.
Box 9011
Princeton, NJ 08543-9011

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